LEASES - Schedule of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 308.5	$ 395.9
Additions and remeasurements	119.6	26.9
Additions – business combinations (Note 3)	32.7	62.6
Depreciation	(48.4)	(50.1)
Impairment	(8.1)	(9.2)
Purchase of assets under lease (Note 15)	(21.7)	(96.5)
Transfers and others	(3.0)	0.7
Foreign currency exchange differences	(6.6)	(21.8)
Right-of-use assets, ending balance	373.0	308.5
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(46.0)	(47.8)
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(2.4)	(2.3)
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	212.0	251.9
Additions and remeasurements	59.4	(2.3)
Additions – business combinations (Note 3)	32.7	13.1
Depreciation	(31.2)	(29.0)
Impairment	(8.1)	(9.2)
Purchase of assets under lease (Note 15)	0.0	0.0
Transfers and others	(3.3)	1.1
Foreign currency exchange differences	(6.2)	(13.6)
Right-of-use assets, ending balance	255.3	212.0
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	65.9	138.8
Additions and remeasurements	60.0	0.1
Additions – business combinations (Note 3)	0.0	49.5
Depreciation	(13.8)	(17.2)
Impairment	0.0	0.0
Purchase of assets under lease (Note 15)	(21.7)	(96.5)
Transfers and others	0.5	(0.6)
Foreign currency exchange differences	(0.4)	(8.2)
Right-of-use assets, ending balance	90.5	65.9
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	18.1	5.0
Additions and remeasurements	0.2	16.1
Additions – business combinations (Note 3)	0.0	0.0
Depreciation	(2.6)	(3.4)
Impairment	0.0	0.0
Purchase of assets under lease (Note 15)	0.0	0.0
Transfers and others	(0.2)	0.4
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	15.5	18.1
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	12.5	0.2
Additions and remeasurements	0.0	13.0
Additions – business combinations (Note 3)	0.0	0.0
Depreciation	(0.8)	(0.5)
Impairment	0.0	0.0
Purchase of assets under lease (Note 15)	0.0	0.0
Transfers and others	0.0	(0.2)
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	$ 11.7	$ 12.5